Loans	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Loans

Note 5	Loans (1)(2)

$ millions, as at October 31					2024						2023
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans
Residential mortgages (4)	$280,672	$234	$215	$449	$280,223	0.2%	$274,244	$224	$232	$456	$273,788	0.2%
Personal	46,681	190	752	942	45,739	2.0	45,587	181	836	1,017	44,570	2.2
Credit card	20,551	–	902	902	19,649	4.4	18,538	–	685	685	17,853	3.7
Business and government (4)	214,299	392	1,232	1,624	212,675	0.8	194,870	667	1,077	1,744	193,126	0.9
	$562,203	$816	$3,101	$3,917	$558,286	0.7%	$533,239	$1,072	$2,830	$3,902	$529,337	0.7%

(1)	Loans are net of unearned income of $ 815 million (2023: $ 706 million).
(2)	Includes gross loans of $ 120.4 billion (2023: $ 112.6 billion) denominated in U.S. dollars and $ 11.2 billion (2023: $ 10.5 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $ 3 million of residential mortgages (2023: $ 3 million) and $ 221 million of business and government loans (2023: $ 270 million) that are measured and designated at FVTPL.

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2024
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$90	$142	$224	$456
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	15	(19)	(55)	(59)
Changes in model	–	4	11	15
Net remeasurement (2)	(115)	96	95	76
Transfers (2)
– to 12-month ECL	109	(107)	(2)	–
– to lifetime ECL performing	(10)	19	(9)	–
– to lifetime ECL credit-impaired	–	(8)	8	–
Total provision for (reversal of) credit losses (3)	(1)	(15)	48	32
Write-offs (4)	–	–	(18)	(18)
Recoveries	–	–	7	7
Interest income on impaired loans	–	–	(30)	(30)
Foreign exchange and other	–	(1)	3	2
Balance at end of year	$89	$126	$234	$449
Personal
Balance at beginning of year	$174	$709	$181	$1,064
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	32	(58)	(42)	(68)
Changes in model	54	(127)	(6)	(79)
Net remeasurement (2)	(544)	631	466	553
Transfers (2)
– to 12-month ECL	591	(588)	(3)	–
– to lifetime ECL performing	(63)	74	(11)	–
– to lifetime ECL credit-impaired	–	(96)	96	–
Total provision for (reversal of) credit losses (3)	70	(164)	500	406
Write-offs (4)	–	–	(545)	(545)
Recoveries	–	–	62	62
Interest income on impaired loans	–	–	(7)	(7)
Foreign exchange and other	3	1	(1)	3
Balance at end of year	$247	$546	$190	$983
Credit card
Balance at beginning of year	$181	$591	$–	$772
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(30)	–	(8)
Changes in model	86	(34)	–	52
Net remeasurement (2)	(413)	771	394	752
Transfers (2)
– to 12-month ECL	491	(491)	–	–
– to lifetime ECL performing	(72)	72	–	–
– to lifetime ECL credit-impaired	–	(219)	219	–
Total provision for (reversal of) credit losses (3)	114	69	613	796
Write-offs (4)	–	–	(739)	(739)
Recoveries	–	–	126	126
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$295	$660	$–	$955
Business and government
Balance at beginning of year	$294	$864	$667	$1,825
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	22	(82)	(48)	(108)
Changes in model	(28)	46	–	18
Net remeasurement (2)	(194)	569	482	857
Transfers (2)
– to 12-month ECL	215	(201)	(14)	–
– to lifetime ECL performing	(39)	47	(8)	–
– to lifetime ECL credit-impaired	–	(187)	187	–
Total provision for (reversal of) credit losses (3)	(24)	192	599	767
Write-offs (4)	–	–	(874)	(874)
Recoveries	–	–	77	77
Interest income on impaired loans	–	–	(84)	(84)
Foreign exchange and other	(5)	5	16	16
Balance at end of year	$265	$1,061	$401	$1,727
Total ECL allowance (5)	$896	$2,393	$825	$4,114
Comprises:
Loans	$800	$2,301	$816	$3,917
Undrawn credit facilities and other off-balance sheet exposures (6)	96	92	9	197

(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year.

(3)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 4 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2024 and October 31, 2023 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.
(7)	Includes the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

$ millions, as at or for the year ended October 31				2023
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$57	$69	$167	$293
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	13	(9)	(32)	(28)
Changes in model	4	5	12	21
Net remeasurement (2)	(62)	159	122	219
Transfers (2)
– to 12-month ECL	97	(96)	(1)	–
– to lifetime ECL performing	(18)	22	(4)	–
– to lifetime ECL credit-impaired	–	(7)	7	–
Total provision for (reversal of) credit losses (3)	34	74	104	212
Write-offs (4)	–	–	(33)	(33)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(1)	(1)	(2)	(4)
Balance at end of year	$90	$142	$224	$456
Personal
Balance at beginning of year	$137	$656	$146	$939
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	43	(62)	(31)	(50)
Changes in model	(1)	–	–	(1)
Net remeasurement (2)	(421)	591	373	543
Transfers (2)
– to 12-month ECL	468	(465)	(3)	–
– to lifetime ECL performing	(53)	63	(10)	–
– to lifetime ECL credit-impaired	–	(73)	73	–
Total provision for (reversal of) credit losses (3)	36	54	402	492
Write-offs (4)	–	–	(428)	(428)
Recoveries	–	–	65	65
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	(1)	1	1
Balance at end of year	$174	$709	$181	$1,064
Credit card
Balance at beginning of year	$159	$709	$–	$868
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	18	(76)	–	(58)
Changes in model	–	–	–	–
Net remeasurement (2)	(493)	684	223	414
Transfers (2)
– to 12-month ECL	553	(553)	–	–
– to lifetime ECL performing	(56)	56	–	–
– to lifetime ECL credit-impaired	–	(229)	229	–
Total provision for (reversal of) credit losses (3)	22	(118)	452	356
Write-offs (4)	–	–	(572)	(572)
Recoveries	–	–	120	120
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$181	$591	$–	$772
Business and government
Balance at beginning of year	$335	$490	$351	$1,176
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	21	(19)	(33)	(31)
Changes in model	(2)	11	–	9
Net remeasurement (2)(7)	(230)	583	619	972
Transfers (2)
– to 12-month ECL	205	(199)	(6)	–
– to lifetime ECL performing	(36)	52	(16)	–
– to lifetime ECL credit-impaired	–	(72)	72	–
Total provision for (reversal of) credit losses (3)	(42)	356	636	950
Write-offs (4)	–	–	(316)	(316)
Recoveries	–	–	23	23
Interest income on impaired loans	–	–	(47)	(47)
Foreign exchange and other	1	18	20	39
Balance at end of year	$294	$864	$667	$1,825
Total ECL allowance (5)	$739	$2,306	$1,072	$4,117
Comprises:
Loans	$650	$2,180	$1,072	$3,902
Undrawn credit facilities and other off-balance sheet exposures (6)	89	126	–	215
See previous page for foot
no
te references.

I
nputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a SICR of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
We continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in forecasting forward-looking information and estimating the impact that the macroeconomic environment, including moderating levels of interest rates, and geopolitical events will have on the level of ECL allowance and period-over-period volatility of the provision for credit losses. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements, as discussed below, continued to be required.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at 12-month ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime PD since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized.
While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change frequently.
Loans for which repayment of principal or payment of interest is contractually 30 days or more in arrears and all business and government loans that have migrated to the watch list risk rating are normally automatically migrated to stage 2 from stage 1.
As at October 31, 2024, if the ECL for the stage 2 performing loans were measured using stage 1 ECL as opposed to lifetime ECL, the ECLs would be $
854
 million lower than the total recognized IFRS 9 ECL on performing loans (2023: $
724 million).
Measuring both 12-month and lifetime expected credit losses
Our ECL models leverage the data, systems and processes that are used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the internal ratings-based (IRB) approach. Significant judgment is applied in leveraging the data and modelling techniques used to calculate Basel risk parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle estimates to the point-in-time parameters used under IFRS 9 that consider forward-looking information. For standardized business and government portfolios, available long-run PDs, LGDs and EADs are also converted to point-in-time parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle parameters should be adjusted for forward-looking information to determine point-in-time parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle PDs, LGDs and EADs into point-in-time parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.
With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.
Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include Canadian unemployment rates, housing prices, gross domestic product (GDP) growth and household debt service ratios. In many cases these variables are forecasted at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include GDP growth and BBB corporate bond yields, while forward-looking information variables such as Canadian and U.S. commercial real estate price indices and oil prices are significant for certain portfolios, and U.S. unemployment rates and U.S. GDP growth are significant for our U.S. portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic Co-operation and Development, the International Monetary Fund, and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted SBUs and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.
The forecasting of forward-looking information and the determination of scenario weightings continued to require a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties inherent in the current macroeconomic environment.
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2024	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	2.3%	2.5%	2.7%	0.4%	1.4%
United States	2.0%	2.0%	3.0%	2.9%	0.7%	0.9%
Unemployment rate
Canada (2)	6.6%	5.9%	5.7%	5.2%	7.2%	6.8%
United States	4.5%	4.0%	3.7%	3.3%	5.1%	4.7%
Canadian Housing Price Index growth (2)	2.6%	2.5%	7.1%	4.0%	(2.3)%	0.9%
Canadian household debt service ratio	14.8%	14.8%	14.4%	14.7%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$78	$74	$88	$100	$60	$61

As at October 31, 2023
Real GDP year-over-year growth
Canada (2)	0.6%	1.9%	2.0%	2.7%	(0.7)%	1.3%
United States	0.9%	1.7%	3.0%	3.1%	(0.8)%	0.9%
Unemployment rate
Canada (2)	6.1%	5.8%	5.3%	5.4%	7.1%	6.9%
United States	4.1%	4.0%	3.2%	3.2%	5.4%	4.9%
Canadian Housing Price Index growth (2)	0.8%	3.0%	4.4%	5.4%	(7.8)%	0.4%
Canadian household debt service ratio	15.5%	14.8%	14.9%	14.5%	16.1%	15.0%
West Texas Intermediate Oil Price (US$)	$84	$76	$97	$110	$70	$58

(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at October 31, 2024 and October 31, 2023, respectively, and does not reflect changes
in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons.
Our underlying base case projection as at October 31, 2024 continues to be characterized by relatively slow real GDP growth in Canada for the near term with the expectation of better economic growth in 2025 and beyond in response to interest rate reductions, and moderate growth in the U.S. which has generally been more resilient to higher interest rates. Our base case assumes that interest rates will continue to decline until the middle of calendar 2025, but remain at higher than pre-pandemic levels.
Our downside case forecast as at October 31, 2024 assumes slower growth and higher unemployment rates in Canada accompanied by a modest housing market correction and lower consumer spending resulting from past interest rate hikes. The downside case forecast for the U.S. assumes slow growth for calendar 2025. The downside forecasts also reflect slower recoveries thereafter to lower levels of sustained economic activity and unemployment rates persistently above where they stood pre-pandemic.
The upside scenario continues to reflect a better economic environment than the base case forecast.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to ease inflationary pressures, the economic impact from moderating interest rates, and geopolitical events are material to these forecasts.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $246 million lower than the recognized ECL as at October 31, 2024 (2023: $284 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $737 million higher than the recognized ECL as at October 31, 2024 (2023: $926 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a 100% base case scenario or a 100
% downside case scenario. As a result, our ECL

allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit
losses could differ materially from those reflected in our estimates.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic or geopolitical events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances. To address the uncertainties inherent in the current environment, we utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts o
f u
ndrawn credit facilities and other off-balance sheet exposures based on our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2024				2023
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$160,515	$6,130	$–	$166,645	$150,022	$14,999	$–	$165,021
– Very low	81,198	5,926	–	87,124	74,149	9,107	–	83,256
– Low	10,329	3,638	–	13,967	10,817	5,112	–	15,929
– Medium	851	6,534	–	7,385	322	4,980	–	5,302
– High	7	1,561	–	1,568	–	1,100	–	1,100
– Default	–	–	790	790	–	–	585	585
– Not rated	2,757	232	204	3,193	2,630	219	202	3,051
Gross residential mortgages (4)(5)	255,657	24,021	994	280,672	237,940	35,517	787	274,244
ECL allowance	89	126	234	449	90	142	224	456
Net residential mortgages	255,568	23,895	760	280,223	237,850	35,375	563	273,788
Personal
– Exceptionally low	16,689	83	–	16,772	18,785	3	–	18,788
– Very low	9,685	12	–	9,697	4,389	12	–	4,401
– Low	10,498	1,374	–	11,872	11,031	4,311	–	15,342
– Medium	3,848	1,822	–	5,670	1,165	3,062	–	4,227
– High	465	1,102	–	1,567	211	1,624	–	1,835
– Default	–	–	260	260	–	–	214	214
– Not rated	782	29	32	843	723	24	33	780
Gross personal (5)	41,967	4,422	292	46,681	36,304	9,036	247	45,587
ECL allowance	221	531	190	942	141	695	181	1,017
Net personal	41,746	3,891	102	45,739	36,163	8,341	66	44,570
Credit card
– Exceptionally low	7,185	–	–	7,185	4,279	–	–	4,279
– Very low	502	–	–	502	1,061	–	–	1,061
– Low	6,800	4	–	6,804	6,642	35	–	6,677
– Medium	3,853	1,512	–	5,365	2,626	2,953	–	5,579
– High	2	522	–	524	6	777	–	783
– Default	–	–	–	–	–	–	–	–
– Not rated	165	6	–	171	153	6	–	159
Gross credit card	18,507	2,044	–	20,551	14,767	3,771	–	18,538
ECL allowance	279	623	–	902	166	519	–	685
Net credit card	18,228	1,421	–	19,649	14,601	3,252	–	17,853
Business and government
– Investment grade	101,809	722	–	102,531	99,322	512	–	99,834
– Non-investment grade	97,131	9,000	–	106,131	91,920	7,190	–	99,110
– Watch list	25	3,745	–	3,770	101	4,478	–	4,579
– Default	–	–	1,628	1,628	–	–	1,956	1,956
– Not rated	230	15	–	245	192	15	–	207
Gross business and government (4)(6)	199,195	13,482	1,628	214,305	191,535	12,195	1,956	205,686
ECL allowance	211	1,021	392	1,624	253	824	667	1,744
Net business and government	198,984	12,461	1,236	212,681	191,282	11,371	1,289	203,942
Total net amount of loans	$514,526	$41,668	$2,098	$558,292	$479,896	$58,339	$1,918	$540,153

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $
19
million (2023: $
22
million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $
17
million were recognized as at October 31, 202
4
 (2023: $
20
million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 202
4
 and October 31, 202
3
. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $ 8 million (2023: $ 13 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 202 4 , 93% (2023: 93%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $ 3 million (2023: $ 3 million) of residential mortgages and $ 221 million (2023: $ 270 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $6 million (2023: $10,816 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at October 31				2024				2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$164,577	$117	$–	$164,694	$159,254	$7	$–	$159,261
– Very low	15,112	4	–	15,116	15,367	26	–	15,393
– Low	14,988	984	–	15,972	10,723	1,405	–	12,128
– Medium	2,263	1,280	–	3,543	1,256	986	–	2,242
– High	325	539	–	864	118	763	–	881
– Default	–	–	43	43	–	–	37	37
– Not rated	565	9	–	574	506	6	–	512
Gross retail	197,830	2,933	43	200,806	187,224	3,193	37	190,454
ECL allowance	42	52	–	94	48	86	–	134
Net retail	197,788	2,881	43	200,712	187,176	3,107	37	190,320
Business and government
– Investment grade	156,560	571	–	157,131	147,206	361	–	147,567
– Non-investment grade	66,788	3,018	–	69,806	56,707	2,097	–	58,804
– Watch list	28	878	–	906	7	1,000	–	1,007
– Default	–	–	123	123	–	–	161	161
– Not rated	1,117	91	–	1,208	614	30	–	644
Gross business and government	224,493	4,558	123	229,174	204,534	3,488	161	208,183
ECL allowance	54	40	9	103	41	40	–	81
Net business and government	224,439	4,518	114	229,071	204,493	3,448	161	208,102
Total net undrawn credit facilities and other off-balance sheet exposures	$422,227	$7,399	$157	$429,783	$391,669	$6,555	$198	$398,422
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2024	2023
Interest income	$52,185	$45,019
Interest expense	38,490	32,194
Net interest income	13,695	12,825
Provision for credit losses	2,001	2,010
Net interest income after provision for credit losses	$11,694	$10,815
Modified financial assets
As part of CIBC’s usual lending business, from time to time we may modify the contractual terms of loans classified as stage 2 and stage 3 for which the borrower has experienced financial difficulties, through the granting of a concession in the form of below-market rates or terms that we would not otherwise have considered.
During the year ended October 31, 2024, loans classified as stage 2 or stage 3 with an amortized cost of $655 million (2023: $1,422 million) before modification were modified through the granting of a financial concession in response to the borrower having experienced financial difficulties. In addition, the gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1 during the year ended October 31, 2024 was $274 million (2023: $500 million), including loans that were previously subject to the client deferral programs.